Advances for Vessels (Tables)	12 Months Ended
Dec. 31, 2021
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessels under Construction
Advances for vessels are comprised of the following:

Balance, January 1, 2020	$19,294
Additions for advances, including capitalized expenses and interest	49,097
Transferred to vessel cost (refer to Note 4)	(59,265)
Balance, December 31, 2020	9,126
Additions for advances, including capitalized expenses and interest	109,694
Transferred to vessel cost (refer to Note 4)	(62,336)
Balance, December 31, 2021	$56,484